Debt (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 15, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Repayments of lines of credit			$ 3,000	$ 3,500
Maximum amount of cash dividends			$ 6,620
M&T Facility [Member]
Line of credit maximum borrowing capacity	$ 200,000
Line of credit facility, expiration date	Mar. 15, 2021
Maximum amount of cash dividends		$ 12,600
BOA Floor Plan [Member]
Repayments of lines of credit	$ 96,700
BOA Term Loan [Member]
Repayment of term loan	8,800
M&T Floor Plan Line of Credit [Member]
Line of credit maximum borrowing capacity	175,000
Maximum draw down for rental units	$ 4,500
Line of credit rate description	The Base Rate is defined in the agreement as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%.
Line of credit commitments percentage	0.15%
M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.00%
M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	2.30%
M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.00%
M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	1.30%
M&T Term Loan [Member]
Term loan	$ 20,000
Repayments of loan monthly installments	$ 242
Debt instrument maturity date	Mar. 15, 2021
Principal balloon payment	$ 11,300
M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
M&T Term Loan [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
M&T Term Loan [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%
M&T Revolver [Member]
Line of credit maximum borrowing capacity	$ 5,000
M&T Revolver [Member] | Minimum [Member]
Line of credit commitments percentage	0.25%
M&T Revolver [Member] | Maximum [Member]
Line of credit commitments percentage	0.50%
M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
M&T Revolver [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
M&T Revolver [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%